Short-term Investments	12 Months Ended
Dec. 31, 2010
Short-term Investments [Abstract]
Short-term Investments
4.	Short-term Investments
As of December 31, 2010, 2009 and 2008, the Company has the following short-term investments, respectively:

	Debt instruments maturing in one year
		Gross	Gross
		unrealized	unrealized
	Cost	gains	losses	Fair value

December 31, 2010	$2,453,235	$716	$—	$2,453,951

December 31, 2009	$—	$—	$—	$—

December 31, 2008	$19,928,289	$—	$—	$19,928,289